Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the expected income tax expense (benefit) computed using the federal statutory income tax rate to our effective income tax rate after the adoption of ASU No. 2023-09 is as follows:

	Year Ended December 31, 2025
	Amount	Percent
U.S. federal statutory income tax rate	$(12,773)	21.0%
Nontaxable or nondeductible items
Stock-based compensation	442	(0.7)
Limitation of executive compensation	165	(0.3)
Other nontaxable or nondeductible items	(425)	0.7
R&D tax credits	(1,670)	2.8
Change in valuation allowance	14,345	(23.6)
Other adjustments	(84)	0.1
Effective income tax rate	$—	0.0%

A reconciliation of the expected income tax expense (benefit) computed using the federal statutory income tax rate to our effective income tax rate for the period prior to the adoption of ASU No. 2023-09 is as follows:

Year Ended December 31, 2024
Income tax computed at federal statutory rate	21.0%
State taxes	6.5
Change in valuation allowance	(29.4)
R&D credit carryovers	3.7
Stock-based compensation	(2.4)
Permanent differences	0.5
Other	0.1
Effective income tax rate	0.0%

Schedule of Deferred Tax Assets and Liabilities
Our deferred tax assets and liabilities consist of the following:

	As of December 31,
	2025	2024
	(in thousands)
Deferred tax assets:
Net operating losses	$57,515	$32,781
Tax credit carryforwards	8,155	6,141
Lease liability	2,631	3,069
Other capitalized costs—net of amortization	198	219
Reserves and accruals	31	983
Stock-based compensation	2,932	1,921
Capitalized research and experimental expenditures—net of amortization	17,187	25,214
Deferred tax assets	88,649	70,328
Valuation allowance	(86,588)	(67,756)
Deferred tax assets	2,061	2,572
Deferred tax liabilities:
Right of use asset	(1,455)	(1,676)
Fixed assets and depreciation	(606)	(896)
Deferred tax liabilities	(2,061)	(2,572)
Net deferred taxes	$—	$—